DLA Piper US LLP 153 Townsend Street, Suite 800 San Francisco, California 94107-1957 www.dlapiper.com

J. Howard Clowes howard.clowes@dlapiper.com T 415.836.2510 F 415.659.7410

August 13, 2008
VIA EDGAR

Filing Clerk

U.S. Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Biotech Spinco, Inc.
CIK No. 0001441848
Registration Statement on Form 10

Ladies and Gentlemen:

On behalf of our client, Biotech Spinco, Inc., a Delaware corporation (the “Company”), enclosed please find a Registration Statement on Form 10 filed in connection with the proposed registration of the common stock of the Company under Section 12(b) of the Securities Exchange Act of 1934, as amended.

If you have any questions, please contact me at (415) 836-2510 or Eric Wang at (650) 833-2106.

Very truly yours,

DLA Piper US LLP

/s/ J. Howard Clowes
J. Howard Clowes

Enclosures

cc:	Andrew Guggenhime, Biotech Spinco, Inc.
Francis Sarena, Biotech Spinco, Inc.